Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
(a)Contingencies
AQN and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider AQN’s exposure to such litigation to be material to these consolidated financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Claim by Gaia Power Inc.
On October 30, 2018, Gaia Power Inc. (“Gaia”) commenced an action in the Ontario Superior Court of Justice against AQN and certain of its subsidiaries, claiming damages and punitive damages. The action arose from Gaia’s 2010 sale, to a subsidiary of AQN, of Gaia’s interest in certain proposed wind farm projects in Canada. Pursuant to a 2010 royalty agreement, Gaia is entitled to royalty payments if the projects are developed and achieve certain agreed targets.
The parties agreed to arbitrate the dispute, and concluded hearings on March 17, 2021. The arbitrator released his decision on August 6, 2021, dismissing Gaia's damages claims for oppression and conspiracy, and also dismissing Gaia's punitive damages claim. The arbitrator confirmed that development fees and royalties, calculated as a sliding percentage of the facility's EBITDA (as argued for by the Company), are payable to Gaia in connection with the Company's 74 MW Amherst Island Wind Facility in Ontario. The arbitrator also found that development fees and royalties, calculated on substantially the same basis as the royalties for Amherst Island, are payable to Gaia in connection with the Company's 175 MW Blue Hill Wind Project in Saskatchewan.
Condemnation expropriation proceedings
On January 7, 2016, the Town of Apple Valley filed a lawsuit seeking to condemn the utility assets of Liberty Utilities (Apple Valley Ranchos Water) Corp. (“Liberty Apple Valley”). On May 7, 2021, the Court issued a Tentative Statement of Decision denying the Town of Apple Valley’s attempt to take the Apple Valley Water System by eminent domain. The ruling confirmed that Liberty Apple Valley’s continued ownership and operation of the water system is in the best interest of the community. The Town filed its objections to the Tentative Decision on June 1, 2021. On October 14, 2021, the Court denied the Town’s objections and issued the Final Statement of Decision. On January 7, 2022, the Town filed a notice of appeal of the judgment entered by the Court.
Mountain View fire
On November 17, 2020, a wildfire now known as the Mountain View fire occurred in the territory of Liberty Utilities (CalPeco Electric) LLC (“Liberty CalPeco”). The cause of the fire is undetermined at this time, and CAL FIRE has not yet issued a report. There are currently eight active lawsuits that name the Company and/or certain of its subsidiaries as defendants in connection with the Mountain View fire. Four of these lawsuits are brought by groups of individual plaintiffs alleging causes of action including negligence, inverse condemnation, nuisance, trespass, and violations of Cal. Pub. Util. Code 2106 and Cal. Health and Safety Code 13007. In the fifth active lawsuit brought by County of Mono, Antelope Valley Fire Protection District, Toiyabe Indian Health Project, and Bridgeport Indian Colony alleges similar causes of action and seek damages for fire suppression costs, law enforcement costs, property and infrastructure damage, and other costs. In three other lawsuits, insurance companies allege inverse condemnation and negligence and seek recovery of amounts paid and to be paid to their insureds. The likelihood of success in these lawsuits cannot be reasonably predicted. Liberty CalPeco intends to vigorously defend them. The Company has wildfire liability insurance that is expected to apply up to applicable policy limits.
(b)Commitments
In addition to the commitments related to the proposed acquisitions and development projects disclosed in notes 3 and 8, the following significant commitments exist as of December 31, 2021.
AQN has outstanding purchase commitments for power purchases, gas supply and service agreements, service agreements, capital project commitments and land easements.
22.Commitments and contingencies (continued)
(b)Commitments (continued)
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$62,759	$33,521	$33,585	$33,821	$12,274	$155,106	$331,066
Gas supply and service agreements (ii)	101,406	75,482	49,328	44,286	26,887	176,535	473,924
Service agreements	65,230	59,641	58,356	54,953	50,181	347,546	635,907
Capital projects	85,130	—	—	—	—	—	85,130
Land easements	12,913	13,048	13,212	13,398	13,561	471,755	537,887
Total	$327,438	$181,692	$154,481	$146,458	$102,903	$1,150,942	$2,063,914
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2021. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)    Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.